Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current expense:
Current expense	$ 31,688	$ 2,693	$ 23,415
Deferred expense (benefit):
Deferred expense	3,311	27,384	17,877
Total income tax expense	$ 34,999	$ 30,077	$ 41,292
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate (as a percent):	35.00%	35.00%	35.00%
Reconciling items:
Dividends received deduction (as a percent)	(2.60%)	(2.50%)	(1.70%)
Tax exempt interest (as a percent)	(0.40%)	(0.30%)	(0.20%)
Change in liability for prior years' taxes (as a percent)	(0.30%)	0.20%	(2.10%)
Permanent nondeductible expenses (as a percent)	0.30%	0.30%	0.30%
Nondeductible health insurer fee	1.90%	0.00%	0.00%
Other (as a percent)	(0.30%)	(0.30%)	0.30%
Effective income tax rate (as a percent)	33.60%	32.40%	31.60%